Average Annual Total Returns - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund	Jun. 29, 2024
Fidelity SAI High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.76%
Since Inception	0.37%	[1]
Fidelity SAI High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.26%
Since Inception	(1.60%)	[1]
Fidelity SAI High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.29%
Since Inception	(0.57%)	[1]
ML040
Average Annual Return:
Past 1 year	13.47%
Since Inception	1.55%

[1]	A From May 13, 2021 .